Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Registrant Name	DANAOS CORPORATION
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity File Number	001-33060
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	c/o Danaos Shipping Co. Ltd, Athens Branch
Entity Address, Address Line Two	14 Akti Kondyli
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	185 45
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	DAC
Security Exchange Name	NYSE
Entity Central Index Key	0001369241
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	20,716,738
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1387
Auditor Name	PricewaterhouseCoopers S.A.
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Address, Address Line One	c/o Danaos Shipping Co. Ltd, Athens Branch
Entity Address, Address Line Two	14 Akti Kondyli
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	185 45
Contact Personnel Name	Evangelos Chatzis
City Area Code	+30 210
Local Phone Number	419 6480
Contact Personnel Fax Number	30 210 419 6489